Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 4, 2023, Atlis Motor Vehicles Inc. (the “Predecessor”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (Registration No. 333-269120) (as amended, the “Registration Statement”). The Registration Statement was initially declared effective by the SEC on January 20, 2023. The Registration Statement, as amended by this Post-Effective Amendment No. 1 (this “Amendment”), pertains solely to the offer and sale from time to time of up to 20,462,624 shares of our Class A common stock by the selling stockholders identified in the Registration Statement. Effective May 12, 2023, the Predecessor completed a corporate reorganization (the “Holding Company Reorganization”) pursuant to the terms of the Agreement and Plan of Merger, dated as of April 16, 2023 (the “Reorganization Agreement”), by and among the Predecessor, Nxu, Inc., a Delaware Corporation (“Nxu”), and Atlis Merger Sub, Inc., a Delaware corporation and, as of immediately prior to the consummation of such merger, a wholly-owned subsidiary of Nxu (“Merger Sub”). The Reorganization Agreement provided for the merger of the Predecessor and Merger Sub, with the Predecessor surviving the merger as a wholly-owned subsidiary of Nxu (the “Reorganization Merger”). The Reorganization Agreement was approved and adopted by the Predecessor’s stockholders at the Predecessor’s Special Meeting of Stockholders, which was held on May 9, 2023. Nxu became a successor issuer to the Predecessor by operation of Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended. Nxu is filing this Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement pursuant to Rule 414 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), to update the Registration Statement as a result of the Holding Company Reorganization. In accordance with Rule 414(d) under the Securities Act, except as modified by this Amendment, Nxu, as successor issuer to the Predecessor pursuant to Rule 12g-3, hereby expressly adopts the Registration Statement as its own registration statement for all purposes of the Securities Act and the Exchange Act, as updated by subsequent amendment and other filings under the Exchange Act. For the convenience of the reader, this Amendment sets forth the Registration Statement in its entirety, as amended. Nxu is filing this Amendment to update the financial statements and other information, including pursuant to the undertakings in Item 17 of the Registration Statement, and to update and supplement the information contained in the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Nxu, Inc.
Entity Central Index Key	0001722969
Entity Tax Identification Number	92-2819012
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(760)
Local Phone Number	515-1133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1828 N Higley Rd.
Entity Address, Address Line Two	Suite 116
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85205
City Area Code	(760)
Local Phone Number	515-1133
Contact Personnel Name	Mark Hanchett